Brumadinho dam failure - Incurred expenses (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Brumadinho event
Contingencies
Expense incurred in relation to Brumadinho event	$ 109	$ 158	$ 268	$ 262